Impairment Loss - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 118,000	$ 714,000		$ 118,000	$ 714,000	$ 0
Intangible assets, net			$ 30,000	$ 0	$ 0	$ 30,000